Derivative Financial Instruments And Certain Hedging Activities (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments And Certain Hedging Activities [Abstract]
Schedule Of Net Notional Amounts Of Forward Contracts Outstanding

December 31, 2011	Buy
Sell	U.S. Dollar	Euro	Chilean Peso	Canadian Dollar	Australian Dollar	Thai Baht	Mexican Peso	Pound Sterling	Norwegian Krone
U.S. Dollar	0.0	$48.3	$21.8	$21.7	$18.0	$15.0	$11.5	$5.5	$0.9
Brazilian Real	$8.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$51.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Others	0.0	$0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0

December 31, 2010	Buy
Sell	U.S. Dollar	Euro	Canadian Dollar	Australian Dollar	Chilean Peso	Thai Baht	Pound Sterling	Mexican Peso	Norwegian Krone
U.S. Dollar	0.0	$34.5	$28.1	$21.8	$9.4	$6.4	$4.4	$3.0	$0.4
Chinese Yuan	$17.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Brazilian Real	$2.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Korean Won	$2.5	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Taiwan Dollar	$1.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Pound Sterling	0.0	$0.8	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Japanese Yen	0.0	$14.9	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Norwegian Krone	0.0	$48.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0

Impact Of Derivative Instruments On Consolidated Balance Sheets

	Asset Derivatives				Liability Derivatives
	December 31, 2011		December 31, 2010		December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Natural gas forwards							Accrued expenses	$0.8
Cross currency swaps(1)	Other current assets	$0.3	Other current assets	$0.5	Other noncurrent liabilities	$13.5	Other noncurrent liabilities	17.0
Foreign currency forwards					Accrued expenses	0.1

Total derivatives designated as hedging instruments:		$0.3		$0.5		$13.6		$17.8
Derivatives not designated as hedging instruments:
Foreign currency forwards	Other current assets	0.3	Other current assets	2.6	Accrued expenses	2.7	Accrued expenses	3.0

Total derivatives not designated as hedging instruments:		$0.3		$2.6		$2.7		$3.0

Total derivatives		$0.6		$3.1		$16.3		$20.8
(1)	Ten year cross currency swap.

Summary Of Derivative Hedges Gains (Losses) Recognized In Statement Of Income

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Natural gas forwards	$0.0	$(3.2)	Manufacturing cost of sales	$(2.1)	$(4.4)		$0.0	$0.0
Cross currency swaps(1)	0.0	13.9	Other expense, net	0.0	15.4		0.0	0.0
Foreign currency forwards	(0.1)	0.0		0.0	0.0		0.0	0.0

Total	$(0.1)	$10.7		$(2.1)	$11.0		$0.0	$0.0

	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Recognized from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness
Derivatives in Net Investment Hedging Relationships:	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2011	2010		2011	2010		2011	2010
Cross currency swaps(1)	$3.3	$1.6		$0.0	$0.0		$0.0	$0.0

(1)	Ten year swaps

Amount And Location Of Gains (Losses) For Derivatives Not Designated As Hedges

Derivatives not Designated as Hedging Instruments:	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31,
		2011	2010
Foreign currency forwards	Other expense, net	$(4.1)	$(1.2)
Cross currency swaps(1)	Other expense, net	0.0	(3.0)
Cross currency swaps(1)	Interest expense, net	0.0	3.0
Cross currency swaps(2)	Interest expense, net	0.0	3.6
Total		$(4.1)	$2.4

(1)	Two and five year swaps.

(2)	Represents OCI amortization of five year cross currency swaps, which was de-designated as a cash flow hedge in November 2008.

Derivative Instruments Measured At Fair Value

Description	Significant Other Observable Inputs (Level 2)
Currency forwards	$(2.4)
Cross currency swaps	(13.2)
Cash flow hedges	(0.1)

Total	$(15.7)